Going concern (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 26,259	$ 5,278
Accumulated deficit	$ 172,326		$ 146,040